Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Disclosure of associates [line items]
Cost of operating leases		¥ 12,617	¥ 13,245
Cost related to disposal of assets leased		505
Cost related to IT solution services and IT systems		42,567	44,810
Losses on disposal of property, plant and equipment, and other intangible assets		463	762
Impairment losses of property, plant and equipment		3,983	1,436
Impairment losses of investments in associates and joint ventures	[1]	13,427	116,497
Losses on sale of investments in subsidiaries and associates		320
Others		18,387	19,897
Total other expenses		92,269	196,647
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures		¥ 13,427	¥ 106,348

[1]	For the six months ended September 30, 2020 and 2019, the Group recognized impairment losses of ¥13,427 million and ¥106,348 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.